Exhibit 99.1

World Omni Auto Receivables Trust 2025-D
Monthly Servicer Certificate
June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	674,880,218.32	27,948
Yield Supplement Overcollateralization Amount 05/31/26	42,767,819.12	0
Receivables Balance 05/31/26	717,648,037.44	27,948
Principal Payments	29,964,105.74	766
Defaulted Receivables	2,129,989.99	57
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/26	40,417,229.78	0
Pool Balance at 06/30/26	645,136,711.93	27,125

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.76%
Prepayment ABS Speed	1.98%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	8,324,821.12	316
Past Due 61-90 days	2,992,715.55	109
Past Due 91-120 days	904,974.70	28
Past Due 121+ days	0.00	0
Total	12,222,511.37	453

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.57%
Delinquency Trigger Occurred	NO

Recoveries	1,450,358.99
Aggregate Net Losses/(Gains) - June 2026	679,631.00
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.14%
Prior Net Losses/(Gains) Ratio	0.88%
Second Prior Net Losses/(Gains) Ratio	1.16%
Third Prior Net Losses/(Gains) Ratio	0.96%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.46%

Overcollateralization Target Amount	5,806,230.41
Actual Overcollateralization	5,806,230.41
Weighted Average Contract Rate	6.22%
Weighted Average Contract Rate, Yield Adjusted	9.26%
Weighted Average Remaining Term	54.38

Flow of Funds	$ Amount
Collections	35,214,496.38
Investment Earnings on Cash Accounts	19,014.13
Servicing Fee	(598,040.03)
Transfer to Collection Account	-
Available Funds	34,635,470.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,062,103.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	9,879,584.43
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,806,230.41
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,947,190.78

Total Distributions of Available Funds	34,635,470.48

Servicing Fee	598,040.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 06/15/26	668,806,296.36
Principal Paid	29,475,814.84
Note Balance @ 07/15/26	639,330,481.52

Class A-1
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2a
Note Balance @ 06/15/26	117,489,850.24
Principal Paid	13,611,443.16
Note Balance @ 07/15/26	103,878,407.08
Note Factor @ 07/15/26	71.6402807%

Class A-2b
Note Balance @ 06/15/26	136,936,446.12
Principal Paid	15,864,371.68
Note Balance @ 07/15/26	121,072,074.44
Note Factor @ 07/15/26	71.6402807%

Class A-3
Note Balance @ 06/15/26	314,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	314,000,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-4
Note Balance @ 06/15/26	59,060,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	59,060,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	27,530,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	27,530,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	13,790,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	13,790,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,212,464.86
Total Principal Paid	29,475,814.84
Total Paid	31,688,279.70

Class A-1
Coupon	4.04100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.91000%
Interest Paid	382,821.10
Principal Paid	13,611,443.16
Total Paid to A-2a Holders	13,994,264.26

Class A-2b
SOFR Rate	3.59301%
Coupon	3.90301%
Interest Paid	445,386.93
Principal Paid	15,864,371.68
Total Paid to A-2b Holders	16,309,758.61

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4090952
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.0954451
Total Distribution Amount	34.5045403

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.6401455
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	93.8720218
Total A-2a Distribution Amount	96.5121673

A-2b Interest Distribution Amount	2.6354256
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	93.8720218
Total A-2b Distribution Amount	96.5074474

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	335.18
Noteholders' Third Priority Principal Distributable Amount	467.84
Noteholders' Principal Distributable Amount	196.98

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	2,295,965.66
Investment Earnings	6,683.05
Investment Earnings Paid	(6,683.05)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66